ALLIANCE GROWTH AND INCOME FUND

SEMI-ANNUAL REPORT
APRIL 30, 1998

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                          ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

June 26, 1998

Dear Shareholder:

We are pleased to provide you with an update of Alliance Growth and Income Fund's performance and market activity for the semi-annual reporting period ended April 30, 1998.

INVESTMENT PERFORMANCE
The following table shows how your Fund performed in comparison to the performance of the S&P 500 Stock Index and the Lipper Growth & Income Funds Average. For the six and 12-month periods ended April 30, 1998 your Fund outperformed its peer group, the Lipper Growth and Income universe, represented by the Lipper Growth & Income Funds Average, but did not match the returns of the S&P 500.

The first six months of the fiscal year were characterized by very high returns in the stock market. These returns drove stock prices to historically high valuation measures. At the same time, the strong dollar, tight labor markets that contribute to upward wage pressures, the export slowdown caused by the Asian crisis, and increasing corporate spending on the Year 2000 date change problem, all conspired to put the brakes on earnings growth. Nevertheless, the market powered onward, driven substantially by money flows from an increasingly affluent U.S. worker population. We at the Fund are concerned about the valuation levels of certain groups of stocks, and as a result, we have adopted a more conservative posture toward the equity market. Bearing in mind the relationship between risk and reward, one should not expect a fund, like the Growth and Income Fund, with a more conservative profile than the S&P 500 to provide returns far in excess of that benchmark in a strong market environment, and a mild underperformance should not be unexpected either.


INVESTMENT RESULTS*
Periods Ended April 30, 1998
                                            TOTAL RETURNS
                                       6 MONTHS       12 MONTHS
                                       --------       ---------
ALLIANCE GROWTH AND INCOME FUND
  Class A                               19.32%         40.37%
  Class B                               19.14%         39.48%
  Class C                               19.14%         39.01%

S&P 500 STOCK INDEX                     22.50%         41.06%

LIPPER GROWTH & INCOME FUNDS AVERAGE    17.38%         36.12%


* THE FUND'S INVESTMENT RESULTS ARE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF APRIL 30, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE UNMANAGED S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE UNMANAGED LIPPER GROWTH & INCOME FUNDS AVERAGE REFLECTS THE PERFORMANCE OF 708 FUNDS FOR THE SIX-MONTH PERIOD AND 657 FUNDS FOR THE 12-MONTH PERIOD ENDED APRIL 30, 1998. THESE FUNDS HAVE GENERALLY SIMILAR INVESTMENT OBJECTIVES TO ALLIANCE GROWTH AND INCOME FUND, ALTHOUGH THE INVESTMENT POLICIES OF SOME FUNDS INCLUDED IN THE AVERAGE MAY VARY. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDEX OR AVERAGE.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


MARKET ENVIRONMENT
The S&P 500 is now trading at a price to earnings (P/E) multiple of about 22-24 times reasonable 1998 operating earnings. During post war periods of analogous inflation and interest rate dynamics, fiscal and monetary discipline and competitive positions of domestic corporations, the market multiple was typically 18-22 times forward earnings. Therefore, if history is a guide, the S&P 500 is approaching overvaluation.

PORTFOLIO STRATEGY
In this period of potential overvaluation of the market, the Fund emphasizes, more than ever, its disciplined portfolio approach. Since your Fund invests in quality


1


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

companies that trade at undeserved discounts to their peers, research and careful stock selection are emphasized, rather than sector or market timing bets.

Your Fund has been consistent in its portfolio characteristics of maintaining a defensive dividend yield and price to earnings ratio, a fully invested posture, and a high degree of sector and industry diversification. We continue to seek the stocks of companies with primarily secular growth potential combined with reasonable valuation. Finally, we rely on Alliance's internal research capabilities in selecting stocks that we expect to deliver superior performance.

Thank you for your continued interest and investment in Alliance Growth and Income Fund. We look forward to reporting to you again on market activity and the Fund's investment results in the future.

Sincerely,


John D. Carifa
Chairman and President


Paul Rissman
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES               ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

Alliance Growth and Income Fund seeks to provide income and appreciation. The Fund invests principally in a diversified portfolio of dividend-paying common stocks of good quality, and, under certain market conditions, other types of securities, including bonds, convertible bonds and preferred stocks.


INVESTMENT RESULTS
_______________________________________________________________________________

NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1998
CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      40.37%         34.50%
Five Years                    20.88%         19.82%
Ten Years                     16.68%         16.16%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      39.48%         35.48%
Five Years                    19.96%         19.96%
Since Inception*              16.33%         16.33%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      39.01%         38.01%
Five Years                    19.95%         19.95%
Since Inception*              19.95%         19.95%


SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 1998)

            CLASS A   CLASS B   CLASS C
            -------   -------   -------
1 Year       36.39%    37.57%    40.08%
5 Years      19.04%    19.05%      n/a
10 Years     16.33%      n/a       n/a


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

SEC average annual total returns for the periods shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges and applicable contingent deferred sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 2/8/91, Class B; 5/3/93, Class C.

n/a: not applicable.


3


TEN LARGEST HOLDINGS
APRIL 30, 1998 (UNAUDITED)                      ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________
                                                                  PERCENT OF
COMPANY                                       VALUE               NET ASSETS
-------------------------------------------------------------------------------
Chase Manhattan Corp.                    $  82,860,375               4.6%
Bristol-Myers Squibb Co.                    53,678,625               3.0
United Technologies Corp.                   53,362,969               3.0
Texaco, Inc.                                52,767,000               2.9
Citicorp                                    50,568,000               2.8
USX-Marathon Group                          45,840,000               2.6
First Data Corp.                            43,393,875               2.4
RJR Nabisco Holdings Corp.                  42,135,937               2.4
Avon Products, Inc.                         39,450,000               2.2
Tyco International, Ltd.                    37,060,000               2.1
                                         $ 501,116,781              28.0%



MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)
_______________________________________________________________________________
                                                        SHARES*
-------------------------------------------------------------------------------
                                                                HOLDINGS
PURCHASES                                       BOUGHT           4/30/98
-------------------------------------------------------------------------------
A.H. Belo Corp. Series A                       421,000           421,000
Avon Products, Inc.                            480,000           480,000
Bristol-Myers Squibb Co.                       507,000           507,000
Citicorp                                       336,000           336,000
Eastman Kodak Co.                              410,000           410,000
Federal National Mortgage Assn.                535,600           535,600
Household International, Inc.                  200,000           258,000
MCI Communications Corp.                       500,000           500,000
Union Pacific Capital Trust cv. pfd.           444,000           444,000
United Technologies Corp.                      298,100           542,100

                                                                HOLDINGS
SALES                                             SOLD           4/30/98
-------------------------------------------------------------------------------
Anheuser Busch Cos., Inc.                      550,000                -0-
Campbell Soup Co.                              560,000           368,000
Cisco Systems, Inc.                            126,850           271,450
Du Pont E.I. de Nemours & Co.                  411,000                -0-
General Electric Co.                           275,800                -0-
Heinz (H.J.) Co.                               375,000                -0-
Intel Corp.                                    242,400                -0-
Morgan Stanley, Dean Witter,
  Discover and Co.                             475,000           225,000
Schering-Plough Corp.                          265,000           249,000
Sears, Roebuck & Co.                           420,000                -0-


*    Adjusted for stock splits.


4


PORTFOLIO OF INVESTMENTS
APRIL 30, 1998 (UNAUDITED)                      ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-96.2%
FINANCE-19.9%
BANKING - MONEY CENTER-7.5%
Chase Manhattan Corp.                           598,000  $    82,860,375
Citicorp                                        336,000       50,568,000
                                                             ------------
                                                             133,428,375

BANKING - REGIONAL-2.0%
First Union Corp.                               600,000       36,225,000

BROKERAGE & MONEY MANAGEMENT-1.0%
Morgan Stanley, Dean Witter and Co.             225,000       17,746,875

INSURANCE-2.4%
American International Group, Inc.              134,000       17,629,375
Hartford Life, Inc. Cl.A                        175,000        8,651,562
Travelers Group, Inc.                           142,500        8,719,219
Travelers Property Casualty Corp. Cl.A          191,900        8,059,800
                                                             ------------
                                                              43,059,956

MORTGAGE BANKING-1.8%
Federal National Mortgage Assn.                 535,600       32,069,050
Security Capital Group, Inc.
  warrants, expiring 9/18/98                     12,627           35,513
                                                             ------------
                                                              32,104,563

REAL ESTATE-1.4%
American General Hospitality Corp.               23,900          598,994
Arden Realty Group, Inc.                         31,900          895,194
Avalon Properties, Inc.                          22,400          630,000
Bay Apartment Communities, Inc.                  10,300          381,100
Boston Properties, Inc.                          13,200          436,425
Brandywine Realty Trust                          36,100          821,275
Brookfield Properties Corp. (a)(b)               10,000          165,041
Cabot Industrial Trust                           20,900          472,863
Correctional Properties Trust (a)                20,100          463,556
Crescent Real Estate Equities Co.                28,700          979,387
Duke Realty Investments, Inc.                    24,500          583,406
Entertainment Properties Trust                   25,800          507,938
Equity Office Properties Trust                   41,700        1,185,844
Essex Property Trust, Inc.                       28,800          950,400
Excel Legacy Corp. (a)                           20,600          108,794
Excel Realty Trust, Inc.                         18,600          497,550
Glenborough Realty Trust, Inc.                   36,300          973,294
Golf Trust of America, Inc.                      21,700          707,962
Great Lakes REIT, Inc.                           17,000          311,313
Highwoods Properties, Inc.                       26,200          890,800
Innkeepers USA Trust                             42,100          636,763
IRT Property Co. (a)                              6,000           69,750
Macerich Co.                                     27,400          768,912
Mack-Cali Realty Corp.                           20,700          777,544
Meridian Industrial Trust, Inc.                   7,800          180,375
Mills Corp.                                      28,300          705,731
Pacific Retail Trust Co.                         40,000          520,000
Pan Pacific Retail Properties, Inc.              46,800          991,575
Patriot American Hospitality, Inc.               41,000        1,035,250
Public Storage, Inc.                             34,600        1,063,950
Reckson Associates Realty Corp.                  31,200          764,400
Security Capital Industrial Trust                33,000          806,437
Security Capital Pacific Trust                   37,400          836,825
SL Green Realty Corp.                            41,900        1,005,600
Spieker Properties, Inc.                         21,700          859,862


5


PORTFOLIO OF INVESTMENTS (CONTINUED)            ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
Starwood Hotels & Resorts                        25,000  $     1,254,687
Sunstone Hotel Investors, Inc.                   40,500          627,750
                                                             ------------
                                                              25,466,547

MISCELLANEOUS-3.8%
Household International, Inc.                   258,000       33,910,875
MBNA Corp.                                      510,000       17,276,250
PMI Group, Inc.                                 201,547       16,375,694
                                                             ------------
                                                              67,562,819
                                                             ------------
                                                             355,594,135

ENERGY-13.2%
DOMESTIC INTEGRATED-2.6%
USX-Marathon Group                            1,280,000       45,840,000

DOMESTIC PRODUCERS-2.2%
Apache Corp.                                    633,000       22,392,375
Murphy Oil Corp.                                242,000       12,447,875
Union Pacific Resources Group, Inc.             209,400        4,999,425
                                                             ------------
                                                              39,839,675

INTERNATIONAL-4.8%
Mobil Corp.                                     420,000       33,180,000
Texaco, Inc.                                    858,000       52,767,000
                                                             ------------
                                                              85,947,000

OIL SERVICE-3.1%
BJ Services Co. (a)                             193,000        7,237,500
Dresser Industries, Inc.                        390,000       20,621,250
Noble Drilling Corp. (a)                        290,000        9,370,625
Transocean Offshore, Inc.                       330,000       18,438,750
                                                             ------------
                                                              55,668,125

MISCELLANEOUS-0.5%
AES Corp. (a)                                   153,300        8,460,244
                                                             ------------
                                                             235,755,044

CONSUMER SERVICES-12.3%
AIRLINES-0.9%
Delta Air Lines, Inc.                           139,000       16,158,750

APPAREL-0.7%
Nautica Enterprises, Inc. (a)                   500,000       12,421,875

BROADCASTING & CABLE-1.2%
A.H. Belo Corp. Series A                        421,000       22,286,687

ENTERTAINMENT & LEISURE-4.7%
CSC Holdings, Inc.
  8.5% series L cumulative
  convertible pfd.                              595,000       28,560,000
Eastman Kodak Co.                               410,000       29,596,875
Harley-Davidson, Inc.                           500,000       18,000,000
Mirage Resorts, Inc. (a)                        320,000        7,060,000
                                                             ------------
                                                              83,216,875

PRINTING & PUBLISHING-1.5%
Donnelley (R.R.) & Sons Co.                     420,000       18,506,250
Gannett Co., Inc.                               132,000        8,967,750
                                                             ------------
                                                              27,474,000

RETAIL - GENERAL MERCHANDISE-3.3%
Dayton Hudson Corp.                             327,000       28,551,188
Home Depot, Inc.                                394,000       27,432,250
Staples, Inc. (a)                               103,800        2,565,806
                                                             ------------
                                                              58,549,244
                                                             ------------
                                                             220,107,431

HEALTH CARE-11.4%
BIOTECHNOLOGY-1.0%
Centocor, Inc. (a)                              251,100       10,577,587
Genzyme Corp. (a)                               240,000        7,417,500
                                                             ------------
                                                              17,995,087

DRUGS-5.9%
Bristol-Myers Squibb Co.                        507,000       53,678,625
Merck & Co., Inc.                               265,800       32,028,900
Schering-Plough Corp.                           249,000       19,951,125
                                                             ------------
                                                             105,658,650


6


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
MEDICAL SERVICES-4.5%
Columbia HCA/Healthcare Corp.                   780,000  $    25,691,250
PacifiCare Health Systems, Inc. Cl.B (a)        383,000       27,480,250
United Healthcare Corp.                         388,500       27,292,125
                                                             ------------
                                                              80,463,625
                                                             ------------
                                                             204,117,362

TECHNOLOGY-10.9%
COMMUNICATION EQUIPMENT-0.3%
Scientific-Atlanta, Inc.                        260,000        6,207,500

COMPUTER HARDWARE-2.1%
Compaq Computer Corp.                           741,000       20,794,312
Hewlett-Packard Co.                             217,000       16,342,813
                                                             ------------
                                                              37,137,125

COMPUTER SERVICES-3.5%
Electronic Data Systems Corp.                   440,300       18,932,900
First Data Corp.                              1,281,000       43,393,875
                                                             ------------
                                                              62,326,775

NETWORKING SOFTWARE-1.7%
Ascend Communications, Inc. (a)                 220,000        9,576,875
Cisco Systems, Inc. (a)                         271,450       19,892,195
                                                             ------------
                                                              29,469,070

SEMI-CONDUCTOR COMPONENTS-2.3%
Altera Corp. (a)                                 65,200        2,638,563
Atmel Corp. (a)                               1,033,000       20,821,406
Xilinx, Inc. (a)                                405,000       18,516,094
                                                             ------------
                                                              41,976,063

MISCELLANEOUS-1.0%
Solectron Corp. (a)                             398,000       17,636,375
                                                             ------------
                                                             194,752,908

CONSUMER STAPLES-8.2%
COSMETICS-2.2%
Avon Products, Inc.                             480,000       39,450,000

FOOD-2.0%
Campbell Soup Co.                               368,000       18,883,000
Tyson Foods, Inc. Cl.A                          400,000        7,725,000
Vlasic Foods International, Inc. (a)             36,800          848,700
Whitman Corp.                                   430,000        8,411,875
                                                             ------------
                                                              35,868,575

TOBACCO-4.0%
Philip Morris Cos., Inc.                        777,250       29,001,141
RJR Nabisco Holdings Corp.                    1,515,000       42,135,937
                                                             ------------
                                                              71,137,078
                                                             ------------
                                                             146,455,653

UTILITIES-8.1%
ELECTRIC & GAS UTILITY-3.7%
CMS Energy Corp.                                455,000       19,877,813
Consolidated Edison, Inc.                       158,300        7,163,075
FPL Group, Inc.                                 383,000       23,769,937
NIPSCO Industries, Inc.                         248,000        6,649,500
Pinnacle West Capital Corp.                     195,000        8,628,750
                                                             ------------
                                                              66,089,075

TELEPHONE UTILITY-4.4%
AT&T Corp.                                      283,500       17,027,719
MCI Communications Corp.                        500,000       25,140,625
Teleport Communications
  Group, Inc. Cl.A (a)                          300,300       16,197,431
WorldCom, Inc.                                  460,000       19,679,375
                                                             ------------
                                                              78,045,150
                                                             ------------
                                                             144,134,225

CAPITAL GOODS-4.6%
ENGINEERING & CONSTRUCTION-0.6%
Fluor Corp.                                     210,000        9,922,500

MACHINERY-1.0%
Cooper Industries, Inc.                         270,000       18,056,250


7


PORTFOLIO OF INVESTMENTS (CONTINUED)            ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
MISCELLANEOUS-3.0%
United Technologies Corp.                       542,100  $    53,362,969
                                                             ------------
                                                              81,341,719

MULTI INDUSTRY COMPANIES-3.0%
Tyco International, Ltd.                        680,000       37,060,000
U.S. Industries, Inc.                           628,500       17,048,062
                                                             ------------
                                                              54,108,062

BASIC INDUSTRY-2.3%
CHEMICALS-1.8%
Dow Chemical Co.                                180,000       17,403,750
Praxair, Inc.                                   300,000       15,093,750
                                                             ------------
                                                              32,497,500

CONTAINERS-0.5%
Sealed Air Corp. (a)                            145,000        9,089,688
                                                             ------------
                                                              41,587,188

TRANSPORTATION-1.6%
RAILROADS-1.6%
Canadian Pacific, Ltd. (b)                      165,000        4,857,188
Union Pacific Capital Trust
  6.25%, 4/01/28
  cv. pfd. (c)                                  444,000       23,254,500
                                                             ------------
                                                              28,111,688

AEROSPACE & DEFENSE-0.7%
AEROSPACE-0.7%
General Dynamics Corp.                          307,000       12,970,750

CONSUMER MANUFACTURING-0.0%
APPLIANCES-0.0%
Sunbeam Corp.                                    32,000          804,000


                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)              VALUE
-------------------------------------------------------------------------
Total Common Stocks &
  Other Investments
  (cost $1,399,508,442)                                  $ 1,719,840,165

CONVERTIBLE BOND-0.7%
Federated Department Stores, Inc.
  5.00%, 10/01/03
  (cost $9,170,000)                             $ 8,000       11,940,000

COMMERCIAL PAPER-3.3%
American Express Credit Corp.
  5.44%, 5/04/98                                  6,800        6,796,917
  5.47%, 5/01/98                                  7,900        7,900,000
  5.51%, 5/06/98                                  5,000        4,996,174
Ford Motor Credit Corp.
  5.50%, 5/06/98                                  3,400        3,397,403
  5.51%, 5/05/98                                  9,400        9,394,245
  5.51%, 5/08/98                                 10,000        9,989,286
Prudential Funding Corp.
  5.50%, 5/11/98                                  7,300        7,288,847
  5.51%, 5/12/98                                  5,000        4,991,582
  5.52%, 5/13/98                                  4,000        3,992,640

Total Commercial Paper
  (amortized cost $58,747,094)                                58,747,094

TOTAL INVESTMENTS-100.2%
  (cost $1,467,425,536)                                    1,790,527,259
Other assets less liabilities-(0.2%)                          (2,744,736)

NET ASSETS-100%                                          $ 1,787,782,523


(a)  Non-income producing security.

(b)  Country of origin--Canada.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1998, these securities amounted to $23,254,500 or 1.3% of net assets.

     See notes to financial statements.


8


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1998 (UNAUDITED)                      ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $1,467,425,536)    $ 1,790,527,259
  Cash                                                                  29,063
  Receivable for investment securities sold                         10,348,675
  Receivable for capital stock sold                                  6,088,633
  Dividends and interest receivable                                  1,082,596
  Other assets                                                          75,673
  Total assets                                                   1,808,151,899

LIABILITIES
  Payable for investment securities purchased                       17,470,685
  Payable for capital stock redeemed                                   959,361
  Distribution fee payable                                             840,305
  Advisory fee payable                                                 691,058
  Accrued expenses and other liabilities                               407,967
  Total liabilities                                                 20,369,376

NET ASSETS                                                     $ 1,787,782,523

COMPOSITION OF NET ASSETS
  Capital stock, at par                                        $     4,986,365
  Additional paid-in capital                                     1,320,307,159
  Distribution in excess of net investment income                   (2,898,850)
  Accumulated net realized gain on investment transactions         142,299,948
  Net unrealized appreciation of investments and other assets      323,087,901
                                                               $ 1,787,782,523

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($966,167,324/
    268,278,773 shares of capital stock issued and outstanding)          $3.60
  Sales charge--4.25% of public offering price                             .16
  Maximum offering price                                                 $3.76

  CLASS B SHARES
  Net asset value and offering price per share ($666,922,802/
    187,028,874 shares of capital stock issued and outstanding)          $3.57

  CLASS C SHARES
  Net asset value and offering price per share ($150,335,470/
    42,119,117 shares of capital stock issued and outstanding)           $3.57

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($4,356,927/1,209,713 shares of capital stock issued and
    outstanding)                                                         $3.60


See notes to financial statements.


9


STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)     ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld
    of $4,178)                                   $  12,418,769
  Interest                                           1,608,076   $  14,026,845
EXPENSES
  Advisory fee                                       3,650,673
  Distribution fee - Class A                           949,526
  Distribution fee - Class B                         2,692,472
  Distribution fee - Class C                           625,591
  Transfer agency                                      865,527
  Printing                                             117,112
  Custodian                                            114,086
  Registration                                          84,950
  Administrative                                        62,620
  Audit and legal                                       61,595
  Taxes                                                 36,602
  Directors' fees                                       14,899
  Miscellaneous                                          6,316
  Total expenses                                                     9,281,969
  Net investment income                                              4,744,876
REALIZED AND UNREALIZED GAIN ON INVESTMENT
TRANSACTIONS
  Net realized gain on investment transactions                     140,643,216
  Net change in unrealized appreciation of
    investments and other assets                                   125,822,580
  Net gain on investments                                          266,465,796
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $ 271,210,672


See notes to financial statements.


10


STATEMENT OF CHANGES IN NET ASSETS              ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

                                             SIX MONTHS ENDED    YEAR ENDED
                                             APRIL 30, 1998      OCTOBER 31,
                                               (UNAUDITED)          1997
                                             ---------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                      $     4,744,876   $    11,804,363
  Net realized gain on investment
    transactions                                 140,643,216       187,140,969
  Net change in unrealized appreciation of
    investments and other assets                 125,822,580        91,558,026
  Net increase in net assets from operations     271,210,672       290,503,358

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                       (5,491,282)      (10,304,349)
    Class B                                       (1,721,701)       (3,192,222)
    Class C                                         (404,099)         (778,427)
    Advisor Class                                    (26,644)          (26,635)
  Net realized gain on investments
    Class A                                     (104,156,500)      (69,814,848)
    Class B                                      (62,542,206)      (30,538,252)
    Class C                                      (14,674,879)       (7,901,806)
    Advisor Class                                   (419,910)          (45,499)

CAPITAL STOCK TRANSACTIONS
  Net increase                                   352,311,047       335,939,551
  Total increase                                 434,084,498       503,840,871

NET ASSETS
  Beginning of year                            1,353,698,025       849,857,154
  End of period                              $ 1,787,782,523   $ 1,353,698,025


See notes to financial statements


11


NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1998 (UNAUDITED)                      ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent


12


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of .625% of the first $200 million, .50% of the next $200 million and .45% in excess of $400 million of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $62,620 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 1998.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $641,358 for the six months ended April 30, 1998.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $100,916 from the sales of Class A shares and $10,739, $315,742 and $20,034 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 1998.

Brokerage commissions paid on investment transactions for the six months ended April 30, 1998 amounted to $1,513,217, of which $3,115 was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $15,568,427 and $1,565,787 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares.

The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $742,836,447 and $619,514,159, respectively, for the six months ended April 30, 1998. There were purchases of $30,393,798 and no sales of U.S. government and government agency securities for the six months ended April 30, 1998.

At April 30, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $341,696,450 and gross unrealized depreciation of investments was $18,594,727 resulting in net unrealized appreciation of $323,101,723. The Fund may be able to use up to $1,445,718 of Alliance Convertible Fund's (which was


13


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

acquired in 1991) capital loss carryforward, to offset future realized gains which expires in 1998. During the year ended October 31, 1997, the Fund utilized $1,445,718 of capital loss carryforward.

1. OPTION TRANSACTIONS
For hedging purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

For the six months ended April 30, 1998, the Fund did not engage in any option transactions.


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Class A consists of 3,000,000,000 shares, Class B of 3,000,000,000, Class C of 3,000,000,000 and Advisor Class of 3,000,000,000.
Transactions in capital stock were as follows:


                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1998  OCTOBER 31, APRIL 30, 1998    OCTOBER 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold           38,736,675    43,288,597   $ 132,669,510   $ 142,221,081
Shares issued in
  reinvestment of
  dividends and
  distributions       28,618,711    20,847,869      89,495,393      60,706,640
Shares converted
  from Class B         4,470,544     6,451,809      15,363,352      21,180,500
Shares redeemed      (29,988,033)  (28,296,289)   (102,977,225)    (90,979,316)
Net increase          41,837,897    42,291,986   $ 134,551,030   $ 133,128,905


14


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1998  OCTOBER 31, APRIL 30, 1998    OCTOBER 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold           51,843,172    66,784,549   $ 175,771,051   $ 213,984,586
Shares issued in
  reinvestment
  of dividends and
  distributions       19,368,593     9,723,395      59,919,316      28,200,000
Shares converted
  to Class A          (4,512,265)   (6,490,215)    (15,363,352)    (21,180,500)
Shares redeemed      (11,935,563)  (16,514,449)    (40,335,236)    (53,237,363)
Net increase          54,763,937    53,503,280   $ 179,991,779   $ 167,766,723

CLASS C
Shares sold           14,906,651    14,640,703   $  51,143,915   $  46,769,033
Shares issued in
  reinvestment of
  dividends and
  distributions        4,561,226     2,362,593      14,110,658       6,851,659
Shares redeemed       (8,197,484)   (6,677,129)    (28,406,369)    (21,392,727)
Net increase          11,270,393    10,326,167   $  36,848,204   $  32,227,965

ADVISOR CLASS
Shares sold              876,912     2,631,151   $   3,112,158   $   9,238,958
Shares issued in
  reinvestment of
  dividends and
  distributions          133,854        22,536         418,986          67,922
Shares redeemed         (723,574)   (1,760,224)     (2,611,110)     (6,490,922)
Net increase             287,192       893,463   $     920,034   $   2,815,958


15


FINANCIAL HIGHLIGHTS                            ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS A
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                           YEAR ENDED OCTOBER 31,
                                          APRIL 30, 1998   ---------------------------------------------------------------
                                            (UNAUDITED)       1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 3.48         $ 3.00       $ 2.71       $ 2.35       $ 2.61       $ 2.48

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .02(a)         .04(a)       .05          .02          .06          .06
Net realized and unrealized gain (loss)
  of investment transactions                     .58            .87          .50          .52         (.08)         .29
Net increase (decrease) in net asset
  value from operations                          .60            .91          .55          .54         (.02)         .35

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)          (.05)        (.05)        (.06)        (.06)        (.06)
Distributions from net realized gains           (.46)          (.38)        (.21)        (.12)        (.18)        (.16)
Total dividends and distributions               (.48)          (.43)        (.26)        (.18)        (.24)        (.22)
Net asset value, end of period                $ 3.60         $ 3.48       $ 3.00       $ 2.71       $ 2.35       $ 2.61

TOTAL RETURN
Total investment return based on net
  asset value (b)                              19.32%         33.28%       21.51%       24.21%        (.67)%      14.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $966,167       $787,566     $553,151     $458,158     $414,386     $459,372
Ratio of expenses to average net assets          .88%(c)        .92%(d)      .97%        1.05%        1.03%        1.07%
Ratio of net investment income to
  average net assets                             .97%(c)       1.39%        1.73%        1.88%        2.36%        2.38%
Portfolio turnover rate                           41%            88%          88%         142%          68%          91%


See footnote summary on page 19.


16


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS B
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                         YEAR ENDED OCTOBER 31,
                                          APRIL 30, 1998   ---------------------------------------------------------------
                                            (UNAUDITED)     1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $ 3.45         $ 2.99       $ 2.69       $ 2.34       $ 2.60       $ 2.47

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             -0-(a)        .02(a)       .03          .01          .04          .05
Net realized and unrealized gain (loss)
  of investment transactions                     .59            .85          .51          .49         (.08)         .28
Net increase (decrease) in net asset
  value from operations                          .59            .87          .54          .50         (.04)         .33

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.01)          (.03)        (.03)        (.03)        (.04)        (.04)
Distributions from net realized gains           (.46)          (.38)        (.21)        (.12)        (.18)        (.16)
Total dividends and distributions               (.47)          (.41)        (.24)        (.15)        (.22)        (.20)
Net asset value, end of period                $ 3.57         $ 3.45       $ 2.99       $ 2.69       $ 2.34       $ 2.60

TOTAL RETURN
Total investment return based on net
  asset value (b)                              19.14%         31.83%       21.20%       22.84%       (1.50)%      14.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $666,923       $456,399     $235,263     $136,758     $102,546      $76,633
Ratio of expenses to average net assets         1.66%(c)       1.72%(d)     1.78%        1.86%        1.85%        1.90%
Ratio of net investment income to
  average net assets                             .18%(c)        .56%         .91%        1.05%        1.56%        1.58%
Portfolio turnover rate                           41%            88%          88%         142%          68%          91%


See footnote summary on page 19.


17


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS C
                                            ------------------------------------------------------------------------------
                                            SIX MONTHS                                                       MAY 3, 1993(E)
                                               ENDED                     YEAR ENDED OCTOBER 31,                    TO
                                          APRIL 30, 1998   --------------------------------------------------  OCTOBER 31,
                                            (UNAUDITED)       1997         1996         1995         1994         1993
                                            -----------    -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 3.45         $ 2.99       $ 2.70       $ 2.34       $ 2.60       $ 2.43

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             -0-(a)        .02(a)       .03          .01          .04          .02
Net realized and unrealized gain (loss)
  on investment  transactions                    .59            .85          .50          .50         (.08)         .17
Net increase (decrease) in net asset
  value from operations                          .59            .87          .53          .51         (.04)         .19

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.01)          (.03)        (.03)        (.03)        (.04)        (.02)
Distributions from net realized gains           (.46)          (.38)        (.21)        (.12)        (.18)          -0-
Total dividends and distributions               (.47)          (.41)        (.24)        (.15)        (.22)        (.02)
Net asset value, end of period                $ 3.57         $ 3.45       $ 2.99       $ 2.70       $ 2.34       $ 2.60

TOTAL RETURN
Total investment return based on net
  asset value (b)                              19.14%         31.83%       20.72%       23.30%       (1.50)%       7.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $150,335       $106,526      $61,356      $35,835      $19,395       $7,774
Ratio of expenses to average net assets         1.66%(c)       1.71%(d)     1.76%        1.84%        1.84%        1.96%(c)
Ratio of net investment income to
  average net assets                             .18%(c)        .58%         .93%        1.04%        1.61%        1.45%(c)
Portfolio turnover rate                           41%            88%          88%         142%          68%          91%


See footnote summary on page 19.


18


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                       ADVISOR CLASS
                                            ------------------------------------
                                            SIX MONTHS                OCTOBER 2,
                                               ENDED     YEAR ENDED   1996(E) TO
                                           APR. 30, 1998  OCT. 31,     OCT. 31,
                                            (UNAUDITED)     1997         1996
                                            -----------  -----------  -----------
Net asset value, beginning of period          $ 3.48       $ 3.00       $ 2.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .02(a)       .05(a)        -0-
Net realized and unrealized gain
  on investment transactions                     .59          .87          .03
Net increase in net asset
  value from operations                          .61          .92          .03

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.03)        (.06)          -0-
Distributions from net realized gains           (.46)        (.38)          -0-
Total dividends and distributions               (.49)        (.44)          -0-
Net asset value, end of period                $ 3.60       $ 3.48       $ 3.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                          19.45%       33.61%        1.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $4,357       $3,207          $87
Ratio of expenses to average net assets          .66%(c)      .71%(d)      .37%(c)
Ratio of net investment income to
  average net assets                            1.16%(c)     1.42%        3.40%(c)
Portfolio turnover rate                           41%          88%          88%


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Ratio reflects expenses grossed up for expense offset arrangement with the transfer agent. For the year ended October 31, 1997, the ratio of expenses to average net assets was .91%, 1.71%, 1.70% and .70% for Class A, B, C and Advisor Class shares, respectively.

(e)  Commencement of distribution.


19


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
PAUL C. RISSMAN, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
DANIEL V. PARKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036


(1)  Member of the Audit Committee.

     The financial information included herein is taken from the records of the Fund without audit by independent accountants who do not express an opinion thereon.


20


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


21


ALLIANCE GROWTH AND INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GTHSR